Condensed Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General and Administrative Expense [Member]
Share-based payment arrangement, expense	$ 78.7	$ 4.4	$ 28.8
Selling and Marketing Expense [Member]
Share-based payment arrangement, expense	2.7	0.9	0.8
Research and Development Expense [Member]
Share-based payment arrangement, expense	$ 5.2	$ 0.9	$ 1.2